Restatement of Previously Issued Financial Statements - Additional Information (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 14, 2020
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Shareholder's equity	$ (9,129,037)	$ (8,691,155)	$ (8,571,566)	$ 24,474	$ 0
Minimum net tangible assets required for business combination	5,000,001			$ 5,000,001
Minimum [Member]
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Shareholder's equity	5,000,000
Minimum net tangible assets required for business combination	$ 5,000,001